Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Intangible Assets, Net [Abstract]
Amortization expense	$ 2,073,173	$ 5,633,344	$ 5,004,968